Award Timing Disclosure $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Sep. 09, 2024 USD ($) shares $ / shares	Jul. 30, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	From time to time, we grant stock options to employees, including our named executive officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time our Board or Compensation Committee grants annual equity awards to our executive officers and other employees, respectively, pursuant to the non-employee director compensation policy, as further described under the heading, “Director Compensation—Cash and Equity Compensation” above. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation
Award Timing Method	From time to time, we grant stock options to employees, including our named executive officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time our Board or Compensation Committee grants annual equity awards to our executive officers and other employees, respectively, pursuant to the non-employee director compensation policy, as further described under the heading, “Director Compensation—Cash and Equity Compensation” above. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Share) (d)	Grant date fair value of the award (e)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (f)
Margaret Alexander	7/30/2024	315,000	1.05	$258,394	(3.0)%
Jeffrey Rona	7/30/2024	315,000	1.05	$258,394	(3.0)%
Margaret Alexander	9/9/2024	140,000	1.07	$118,860	0.9%

Margaret Alexander [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Margaret Alexander	Margaret Alexander
Underlying Securities | shares		140	315
Exercise Price | $ / shares		$ 1.07	$ 1.05
Fair Value as of Grant Date | $		$ 118,860	$ 258,394
Underlying Security Market Price Change		0.9	3
Jeffrey Rona [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Jeffrey Rona
Underlying Securities | shares			315
Exercise Price | $ / shares			$ 1.05
Fair Value as of Grant Date | $			$ 258,394
Underlying Security Market Price Change			3